Income Taxes Components of current and long-term deferred income taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities included in other current liabilities	$ 49
Current Assets and Liabilities [Member]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals [Abstract]
Employee benefits	92	114
Depreciation and amortization	(108)	(2)
Other accruals and adjustments	477	293
Deferred Tax Assets, Net, Classification [Abstract]
Other items	0	0
United States federal income tax loss carryforwards	0	0
United States federal income tax credit carryforward	0	0
United States state and local tax loss carryforwards and tax credit carryforwards	0	0
Non-United States tax loss carryforward	0	0
Non-United States income tax credit carryforwards	0	0
Valuation allowance for income tax loss and income tax credit carryforwards	(61)	0
Other valuation allowance	(7)	(7)
Total deferred income taxes	393	398
Long-term assets and liabilities [Member]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals [Abstract]
Employee benefits	857	778
Depreciation and amortization	(2,685)	(498)
Other accruals and adjustments	297	77
Deferred Tax Assets, Net, Classification [Abstract]
Other items	145	(4)
United States federal income tax loss carryforwards	6	7
United States federal income tax credit carryforward	156	251
United States state and local tax loss carryforwards and tax credit carryforwards	71	65
Non-United States tax loss carryforward	1,591	417
Non-United States income tax credit carryforwards	67	95
Valuation allowance for income tax loss and income tax credit carryforwards	(1,521)	(441)
Other valuation allowance	(71)	(55)
Total deferred income taxes	$ (1,087)	$ 692